GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jan. 03, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

A rollforward of goodwill is as follows:

Predecessor
(in thousands)
Balance as of Balance as of December 30, 2018	$130,907
Acquisition of Kennedy	71,500
Balance as of December 29, 2019	202,407
Acquisition of Kitchen Cooked	4,060
Kennedy acquisition adjustment	989
August 28, 2020	$207,456

Successor
(in thousands)
Balance as of August 29, 2020	$644,956
Acquisition of H.K. Anderson	3,540
Acquisition of Truco	213,687
January 3, 2021	$862,183

Schedule of Estimated Future Amortization Expense

Successor
(in thousands)	As of January 3, 2021
2021	$36,919
2022	36,919
2023	36,919
2024	36,919
2025	36,919
Thereafter	538,361
Total	$722,956

Schedule of Indefinite-Lived Intangible Assets

Intangible assets, net, consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Subject to amortization:
Distributor/customer relationships	$671,150	$107,100
Technology	43	1,250
Trademarks	57,810	22,610
Master distribution rights	2,221	—
Unfavorable lease	—	(85)
Amortizable assets, gross	731,224	130,875
Accumulated amortization	(8,268)	(20,425)
Amortizable assets, net	722,956	110,450
Not subject to amortization
Trade names	434,513	66,580
Master distribution rights	—	4,677
IO routes	14,240	2,307
Intangible assets, net	$1,171,709	$184,014